STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS - STATUTORY BASIS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Increase (Decrease) in Statements of changes in capital and surprlus [Roll Forward]
Balance, beginning of year		$ 222.4	$ 287.0	$ 302.7
Net Income (Loss)		(29.8)	(88.8)	(12.2)
Change in net unrealized capital gains (losses), net of tax		15.7	(28.1)	22.0
Change in asset valuation reserve		(5.3)	(0.9)	(2.7)
Change in net admitted deferred tax asset excluding tax on unrealized gains		3.5	4.8	(6.5)
Changes in surplus as a result of reinsurance		(13.7)	(19.8)	(21.5)
Other changes to surplus		0.7	(1.8)	5.2
Paid-in surplus		85.4	70.0
Prior year correction	[1]	(12.3)
Balance, end of year		266.6	222.4	287.0
Current and deferred tax benefit		(10.1)
Common Stock
Increase (Decrease) in Statements of changes in capital and surprlus [Roll Forward]
Balance, beginning of year		2.5	2.5	2.5
Balance, end of year		2.5	2.5	2.5
Paid-in Surplus
Increase (Decrease) in Statements of changes in capital and surprlus [Roll Forward]
Balance, beginning of year		463.2	393.2	393.2
Paid-in surplus		85.4	70.0
Balance, end of year		548.6	463.2	393.2
Unassigned Surplus (Deficit)
Increase (Decrease) in Statements of changes in capital and surprlus [Roll Forward]
Balance, beginning of year		(243.3)	(108.7)	(93.0)
Net Income (Loss)		(29.8)	(88.8)	(12.2)
Change in net unrealized capital gains (losses), net of tax		15.7	(28.1)	22.0
Change in asset valuation reserve		(5.3)	(0.9)	(2.7)
Change in net admitted deferred tax asset excluding tax on unrealized gains		3.5	4.8	(6.5)
Changes in surplus as a result of reinsurance		(13.7)	(19.8)	(21.5)
Other changes to surplus		0.7	(1.8)	5.2
Prior year correction	[1]	(12.3)
Balance, end of year		(284.5)	$ (243.3)	$ (108.7)
Prior Year Correction
Increase (Decrease) in Statements of changes in capital and surprlus [Roll Forward]
Current and deferred tax benefit		$ 3.9

[1]	Prior year correction is gross of a $3.9 million tax benefit.